BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Exchange rates (Details)	6 Months Ended
	Jun. 30, 2023 € / £ $ / £ ¥ / £	Jun. 30, 2022 € / £ ¥ / £ $ / £	Dec. 31, 2022 ¥ / £ € / £ $ / £
USD
Disclosure of Accounting Policies [Line Items]
Average rates | $ / £	1.23	1.30
Period-end rates | $ / £	1.26		1.20
Euro
Disclosure of Accounting Policies [Line Items]
Average rates | € / £	1.14	1.19
Period-end rates | € / £	1.17		1.13
CNY
Disclosure of Accounting Policies [Line Items]
Average rates | ¥ / £	8.59	8.38
Period-end rates | ¥ / £	9.19		8.31